Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT  EVENTS

On June 3, 2019, Golden Bull USA, Inc. was incorporated in the State of New York as a wholly-owned subsidiary of the Company. This entity was formed to develop a car rental business in the United States, which never commenced and was terminated. On March 16, 2022, the Company entered into a Share Purchase Agreement with Star Choice Investments Limited (“Star Choice”), an unrelated Hong Kong entity. Pursuant to the agreement, Star Choice agreed to purchase one hundred (100%) percent of the outstanding shares of Golden Bull USA, Inc. for $10.00 and other good and valuable consideration. The sale was completed on March 16, 2022.

On March 27, 2022, the Company entered into Asset Purchase Agreements with each of four (4) unaffiliated sellers (the “Sellers”) of bitcoin mining computers. The four (4) Sellers sold to the Company: 184 S19 JPRO miners; 197 S19 miners; 197 S19 miners; and 128 S19/S19 Pro miners, respectively. The Company issued an aggregate of 1,487,473 ordinary shares valued at $3.79 per share to the Sellers. Each of the Sellers is a resident of the PRC or Singapore. The offering by the Company was exempt from registration pursuant to the exemption provided by Regulation S under the Securities Act of 1933.